Abandoned Acquisition Costs (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Abandoned Acquisition Costs [Line Items]
Abandoned asset acquisition costs	$ 0	$ 389,106